SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Accounting Policies [Line Items]
Cash and cash equivalents		$ 3,500,000	$ 5,700,000
Bank's reserve requirement		4,100,000
Assets designated as trading		0	0
Goodwill		1,800,000	1,800,000
Compensation cost recognized period		5 years
Stock based compensation related to stock options		(44,000)	5,000	49,000
Period for recapture of excess reserve		6 years
Bad debt reserve		3,700,000
Fair value of loan related commitments		1,000,000	4,100,000
Common shares		41,138	47,538
Recorded investment	28,100,000
Increase in the allowance for credit losses	8,000,000
Loans with a recorded investment not previously considered TDRs	6,700,000
Increase in the allowance for credit losses for additionally recognized recorded investments	$ 3,300,000
Buildings and improvements [Member] | Minimum [Member]
Accounting Policies [Line Items]
Estimated useful lives		3 years
Buildings and improvements [Member] | Maximum [Member]
Accounting Policies [Line Items]
Estimated useful lives		40 years
Furniture, fixtures, and equipment [Member] | Minimum [Member]
Accounting Policies [Line Items]
Estimated useful lives		3 years
Furniture, fixtures, and equipment [Member] | Maximum [Member]
Accounting Policies [Line Items]
Estimated useful lives		10 years